Derivative Instruments - Effects of Derivatives Not Designated as Hedges (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		$ (21.1)	$ (42.9)	$ 52.0
Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	$ 0.0
Index options
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		84.3	(141.1)	170.0
Index options | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	(33.2)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		(0.3)	3.2	0.9
Interest rate swaps | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	3.7
Total return swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		(22.8)	(47.4)	(4.3)
Total return swaps | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	0.0
Futures
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		0.8	(13.1)	3.7
Futures | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	0.0
Embedded derivatives – Indexed products
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		(84.5)	88.5	(118.6)
Embedded derivatives – Indexed products | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	29.4
Embedded derivative – Closed Block
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		0.0	67.0	0.0
Embedded derivative – Closed Block | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	0.0
Other derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income		$ 1.4	$ 0.0	$ 0.3
Other derivatives | Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses) on derivatives recognized in income	$ 0.1